Employee Defined-Contribution Plans (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Percentage of contributions that fully vest			100.00%
Employer contribution, percentage of employee's eligible compensation			3.00%
Contributions	$ 0.2	$ 0.3	$ 0.3	$ 0.5	$ 1.0	$ 1.3